Additional Information to the Statements of Comprehensive Loss (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information to the Statements of Comprehensive Loss [Abstract]
Salaries and related benefits	$ 6,458	$ 6,419	$ 4,252
Agent commissions	335	221	215
Marketing	3,627	5,239	2,891
Travel	611	1,176	865
Share-based payment	252	214	122
Selling and marketing expenses	$ 11,283	$ 13,269	$ 8,345